Taxation - Reconciliation of Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Income before income tax expense	$ 151,736	941,461	568,456	303,869
Income tax expense computed at applicable tax rates (25%)	37,935	235,365	142,114	75,967
Non-deductible expenses	1,345	8,344	697	14,571
Valuation allowances	885	5,493	2,114	0
Outside basis difference	4,479	27,789	14,254	30,278
Effect of international tax rate difference	193	1,200	551	3,494
Interest expense relating to unrecognized tax benefits	642	3,984	2,115	685
Effect of preferential tax rate	(14,408)	(89,394)	(49,551)	(34,007)
Income tax expense	$ 31,071	192,781	112,294	90,988